Loss Per Share - Summary of Diluted Weighted Average Common Shares (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	41,561,044	38,166,748	41,561,044	38,166,748	38,496,099	36,638,554
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,792,655	3,562,417	2,792,655	3,562,417	3,891,768	2,104,223
Preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	38,768,389	32,865,949	38,768,389	32,865,949	32,865,949	32,865,949
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	1,738,382	0	1,738,382	1,738,382	1,668,382